Revenue from contract with customers - Contract assets and contract liabilities with customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Contract assets	$ 526	$ 756	$ 728
Contract liabilities	1,754	2,520	$ 2,426
Revenue that was included in contract liability balance at beginning of period	$ 2,520	$ 2,426